Other capital reserve	12 Months Ended
Mar. 31, 2018
Other capital reserve
Other capital reserve

30. Other capital reserve

Other capital reserve

	Share-based payments	Equity Instruments	Warrant	Total
March 31, 2016	174,479	341	—	174,820
Share-based payments expense during the year	586,932	—	—	586,932
Exercised during the year	(19,690)	—	—	(19,690)
Expired during the year	(8,614)	—	—	(8,614)

March 31, 2017	733,107	341	—	733,448

Share-based payments expense during the year	734,512	—	—	734,512
Issuance of warrants (refer to Note 32)	—	—	23,258	23,258
Exercised during the year	(650,860)	—	—	(650,860)
Forfeited during the year	(4,592)	—	—	(4,592)
Expired during the year	(2,802)	—	—	(2,802)

March 31, 2018	809,365	341	23,258	832,964

30.1 Equity instruments

        The Parent Company reserved 1,844 shares for the issuance at exercise price of INR 65.11 ($ 1). These shares are considered as equity instrument and are recorded at fair value at the date of transaction under IAS 32

30.2 Share based payments

2006 Share Plan and 2006 India Share Plan

        The Company has reserved an aggregate of 1,316,765 ordinary shares as at March 31, 2018 (1,316,765 ordinary shares as at March 31, 2017) for issuance to officers, directors and employees of the Company pursuant to its 2006 Share Plan and 2006 India Share Plan, both of which have been adopted by the board of directors (and the board of directors of Yatra India, in relation to the 2006 India Share Plan) and approved by the Company shareholders (and the shareholders of Yatra India, in relation to the 2006 India Share Plan) (collectively, the "Plan"). Out of such reserved shares, options to purchase 657,130 ordinary shares have been granted and are outstanding as at March 31, 2018 (March 31, 2017: 698,965 ordinary shares).

        The share-based payment awards have the following vesting period under the same plan:-

        1)    60 months, the first tranche vests after two years, while the remaining awards vest in equal installments on quarterly basis over the remainder of the vesting period.

        2)    12 equal installments over 12 months.

        3)    50% vest over 16 equal quarterly installments starting Dec 1, 2013; 25% vest if the "2015 Milestones" are met and then in eight quarters starting July 1, 2015; 25% vest if the "2016 Milestones" are met and then in four quarters starting July 1, 2016.

        The following table illustrates the number and weighted average exercise prices (WAEP) of, and movements in, share options during the year:

	March 31,
	2017		2018
	No. of shares*	Weighted average EP per share	No. of shares*	Weighted average EP per share
Number of options outstanding at the beginning of the year	885,658	250.02	698,965	279.43
Granted during the year	—	—	—	—
Forfeited during the year	56,026	164.21	6,913	289.04
Exercised during the year	130,668	88.46	34,922	167.39
Number of options outstanding at the end of the year	698,965	279.43	657,130	287.05
Vested and not exercised	640,589	279.29	656,454	287.06

*

On December 16, 2016, the Parent Company effectuated a reverse 5.4242194-for-one share split of its ordinary shares as well as a 5.4242194-for-one adjustment with respect to the number of ordinary shares underlying its share options and a corresponding adjustment to the exercise prices of such options.

        The weighted average remaining contractual life for the share options outstanding as at March 31, 2018 was 4.61 years (March 31, 2017: 5.46 years).

        The range of exercise prices for options outstanding at the end of the year was INR 254.28 to INR 353.17 (March 31, 2017: INR 125.38 to INR 351.07).

        During the year ended March 31, 2018, share based payment expense for these options was recognized under personnel expenses amounted to INR 432 (March 31, 2017: INR 9,183 and March 31, 2016: INR 19,370). Refer to Note 11.

        Company did not grant any options under this plan during the fiscal year ended March 31, 2018 and March 31, 2017

Restricted Stock Unit Plan (RSU)

        On December 16, 2016, the Company approved a share incentive plan in connection with the business combination transaction (Refer to Note 43). The Company granted 2,000,000 restricted share units (RSU's), under the plan to eligible employees. Each RSU represents the right to receive one ordinary share. Out of 2,000,000 RSU's, 74,458 shares have already been issued as part of treasury shares (Refer to Note 28)

        The terms and conditions for 2,000,000 RSU's:

1)	RSUs have daily graded vesting over a two year period.
2)

RSUs have a two year repurchase right in favor of the Company such that the Company will be able to acquire any unvested shares for a nominal amount, in case of termination of the services of the employee prior to vesting.

3)	RSU's grantee shall have the option of settling the tax obligation by selling the equivalent shares to the Company or by net settlement menthod as per IFRS 2 Share-based payment.

        During the year, the Company had modified the vesting condition and 1,925,542 RSUs would vest in installments with one-fourth of the shares of RSUs vested on June 30, 2017 and three-quarters of RSUs vesting in six equal quarterly anniversaries following June 30, 2017 with the last quarter vesting on December 15, 2018.

	March 31,
	2017	2018
	No. of shares	No. of shares
Number of RSU's outstanding at the beginning of the year	—	1,684,024
Granted during the year	2,000,000	—
Repurchased	999	—
Forfeited during the year	—	3,606
Expired during the year	—	724
Vested during the year	314,977	960,119
Number of RSU's outstanding at the end of the year	1,684,024	719,575
Vested and not exercised	—	—

        The weighted average remaining contractual life for RSU's outstanding as at March 31, 2018 was 0.38 years (March 31, 2017: 0.88).

        The range of exercise prices for RSU's outstanding at the end of the year is Nil (March 31, 2017: Nil).

        During the year ended March 31, 2018, share based compensation cost for these RSU's is recognized under personnel expenses amounting to INR 633,172 (March 31, 2017: 577,749 and March 31, 2016: Nil). Refer to Note 11.

        The following tables list the inputs to the model used for the years then ended:

	March 31,
	2017	2018
Weighted average Fair value of ordinary share at the measurement date (USD)	10	—
Risk—free interest rate (%)	0% - 2%	—
Expected volatility (%)	48%	—
Expected life of RSU's	0 - 2 Years	—
Dividend Yield	0%	—
Model used	Black- Scholes Valuation	—

        The expected life of RSU's options has been taken as the vesting period.

        The expected volatility reflects the assumption based on historical volatility on the share prices of similar companies over a period.

2016 Stock Option and Incentive Plan (the "2016 Plan")

        On December 13, 2016, the Company's board of directors approved the 2016 Plan and on December 15, 2016, the Company shareholders approved the 2016 Plan. The 2016 Plan enables the Company to make equity based awards to its officers, employees, non-employee directors and consultants. The 2016 Plan provides for the grant of incentive share options, non-qualified share options, share appreciation rights, restricted share awards, restricted share units, unrestricted share awards, cash-based awards, performance share awards and dividend equivalent rights. The Company has reserved for issuance 6,439,760 authorized but unissued ordinary shares under the 2016 Plan as on March 31, 2018, which shares are subject to an annual increase on January 1 of each year equal to three percent of the number of shares issued and outstanding on the immediately preceding December 31 or such lesser number of shares as determined by the administrator of the 2016 Plan. The 2016 Plan limits the number or value of shares that may be granted to any participant in any one calendar year, among other limits.

        During the year ended March 31, 2018, the Company pursuant to the "2016 Plan", options to purchase 337,749 ordinary shares have been granted and 337,749 are outstanding as at March 31, 2018.

        The share-based payment awards have the following vesting period under the same plan:-

        1)    197,749 share options will vest over a period of two years in equal monthly installments commencing from first vesting on March 1, 2018 equivalent to 1/24th of the total number of stock options, with the last such vesting on February 1, 2020.

        2)    140,000 share options will vest over a period of four years in equal quarterly installments, with first such vesting on February 1, 2018 equivalent to one-sixteenth of the total number of stock options and with the last such vesting on November 1, 2021.

        The following table illustrates the number and weighted average exercise prices (WAEP) of, and movements in, share options during the year:

	March 31, 2018
	No. of shares*	Weighted average EP per share
Number of options outstanding at the beginning of the year	—	—
Granted during the year	337,749	591.99
Number of options outstanding at the end of the year	337,749	591.99
Vested and not exercised	18,550	606.26

        The weighted average remaining contractual life for the share options outstanding as at March 31, 2018 was 6.09 years (March 31, 2017: Nil).

        The range of exercise prices for options outstanding at the end of the year was INR 508.51 to INR 651.10.

        During the year ended March 31, 2018, share based payment expense for these options was recognized under personnel expenses (refer to Note 11) amounted to INR 7,748 (March 31, 2017: Nil and March 31, 2016: Nil). Refer to Note 11.

        The following tables list the inputs to the model used for the years then ended

March 31, 2018
Weighted average Fair value of ordinary share at the measurement date (USD)	7.09
Risk—free interest rate (%)	2.31% - 2.42%
Expected volatility (%)	36.10% - 36.55%
Expected life of share options	2.52 - 4.95
Dividend Yield	0%
Model used	Black-Scholes Valuation

        The expected life of share options has been taken as mid point between first and last available exercise date.

        The expected volatility reflects the assumption based on historical volatility on the share prices of similar companies over a period.

Restricted Stock Unit Plan (RSU) "2016 Plan"

        The Company pursuant to the "2016 Plan" had approved a grant of 604,456 Restricted Stock Units ("RSUs") and 547,390 are outstanding as at March 31, 2018 (March 31, 2017: Nil).

        The restricted stock unit awards have the following vesting period:-

1)

87,879 RSUs granted, vesting of these RSAs would commence from May 31, 2017 with first vesting equivalent to 1/8th of the Balance RSAs for each of the employees and 1/8th getting vested at the end of each subsequent quarters till February 28,2019.

2)	4300 RSUs were fully vested on the grant date.
3)

7,277 RSUs granted, these RSUs would vest over a period of four years in equal quarterly installments, vesting period of which will commence from July 01, 2017 with first such vesting on September 30, 2017 equivalent to one-sixteenth of these RSAs and with the last vesting to be done on or before June 30, 2021.

4)

20,000 RSUs granted, these RSUs would vest over a period of time with first such vesting commencing from February 1,2018 equivalent to 1/10th of the RSUs and rest of the RSUs vesting subsequently, in equal lots of 1/12th of such RSUs, at the end of every quarter commencing from February 1, 2018, with the last one twelfth vesting on February 1, 2021.

5)

479,336 RSUs granted, these RSUs would vest over a period of one year in equal quarterly installments with first such vesting commencing from April 1, 2018 equivalent to 1/4th of these RSUs and with the last vesting effectuating on January 1, 2019.

March 31, 2018
No. of shares
Number of RSU's outstanding at the beginning of the year	—
Granted during the year	603,792
Forfeited during the year	6,535
Expired during the year	283
Net Settlement	—
Vested during the year	49,584
Number of RSU's outstanding at the end of the year	547,390
Vested and not exercised	—

        The weighted average remaining contractual life for RSU's outstanding as at March 31, 2018 was 0.45 years (March 31, 2017: Nil).

        The range of exercise prices for RSU's outstanding at the end of the year is Nil (March 31, 2017: Nil).

        During the year ended March 31, 2018, share based compensation cost for these RSU's is recognized under personnel expenses amounting to INR 88,829 (March 31, 2017: Nil and March 31, 2016: Nil). Refer to Note 11.

        The following tables list the inputs to the model used for the years then ended:

March 31,
2018
Weighted average Fair value of ordinary share at the measurement date (USD)	6.68
Risk—free interest rate (%)	2% - 2.5%
Expected volatility (%)	35% - 37%
Expected life of RSU's	0 - 4 Years
Dividend Yield	0%
Model used	Black-Scholes Valuation

        The expected life of RSU's options has been taken as the vesting period.

        The expected volatility reflects the assumption based on historical volatility on the share prices of similar companies over a period.